UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2018 (Unaudited)

DWS Small Cap Core Fund

	Shares	Value ($)
Common Stocks 96.1%
Communication Services 1.0%
Media
Liberty Latin America Ltd. "A"*	241,013	3,489,868
Consumer Discretionary 11.5%
Auto Components 1.5%
Linamar Corp.	66,422	2,204,011
Tenneco, Inc.	114,789	3,144,071
		5,348,082
Diversified Consumer Services 3.4%
K12, Inc.*	503,767	12,488,384
Hotels, Restaurants & Leisure 0.8%
Papa John's International, Inc. (a)	77,276	3,076,358
Household Durables 0.8%
Installed Building Products, Inc.*	86,483	2,913,612
Internet & Direct Marketing Retail 1.1%
Shutterfly, Inc.*	76,831	3,093,216
Stamps.com, Inc.*	5,804	903,335
		3,996,551
Specialty Retail 2.9%
Camping World Holdings, Inc. "A" (a)	181,115	2,077,389
DSW, Inc. "A"	182,364	4,504,391
Tailored Brands, Inc. (a)	182,594	2,490,582
The Children's Place, Inc.	19,235	1,732,881
		10,805,243
Textiles, Apparel & Luxury Goods 1.0%
Movado Group, Inc.	113,414	3,586,151
Consumer Staples 2.8%
Beverages 0.7%
The Boston Beer Co., Inc. "A"*	10,852	2,613,596
Food & Staples Retailing 1.0%
The Andersons, Inc.	125,000	3,736,250
Personal Products 1.1%
Medifast, Inc.	32,532	4,067,150
Energy 7.1%
Energy Equipment & Services 3.6%
Dril-Quip, Inc.*	96,107	2,886,093
ION Geophysical Corp.*	460,360	2,384,665
Oil States International, Inc.*	156,748	2,238,361
SEACOR Marine Holdings, Inc.*	196,276	2,308,206
Transocean Ltd.* (a)	508,203	3,526,929
		13,344,254
Oil, Gas & Consumable Fuels 3.5%
California Resources Corp.*	153,766	2,620,173
Contango Oil & Gas Co.*	1,700,801	5,527,603
Penn Virginia Corp.*	31,254	1,689,591
REX American Resources Corp.*	45,369	3,090,083
		12,927,450
Financials 14.0%
Banks 6.3%
Cadence BanCorp.	74,100	1,243,398
Chemical Financial Corp.	21,951	803,626
Eagle Bancorp., Inc.*	75,331	3,669,373
First Merchants Corp.	49,158	1,684,645
Hancock Whitney Corp.	130,641	4,526,711
MB Financial, Inc.	47,446	1,880,285
OFG Bancorp.	367,687	6,052,128
UMB Financial Corp.	52,848	3,222,142
		23,082,308
Capital Markets 1.1%
Blucora, Inc.*	146,361	3,899,057
Consumer Finance 1.2%
Elevate Credit, Inc.* (a)	252,646	1,131,854
Navient Corp.	363,375	3,201,334
		4,333,188
Insurance 4.0%
American Equity Investment Life Holding Co.	78,203	2,184,992
Argo Group International Holdings Ltd.	85,281	5,735,147
FBL Financial Group, Inc. "A"	26,605	1,746,618
Selective Insurance Group, Inc.	84,275	5,135,719
		14,802,476
Thrifts & Mortgage Finance 1.4%
Walker & Dunlop, Inc.	88,760	3,838,870
WSFS Financial Corp.	38,041	1,442,134
		5,281,004
Health Care 18.0%
Biotechnology 2.6%
Arena Pharmaceuticals, Inc.*	62,438	2,431,960
Ligand Pharmaceuticals, Inc.*	20,601	2,795,556
Retrophin, Inc.*	191,450	4,332,513
		9,560,029
Health Care Equipment & Supplies 1.4%
Cardiovascular Systems, Inc.*	185,617	5,288,228
Health Care Providers & Services 9.5%
AMN Healthcare Services, Inc.*	80,091	4,537,956
BioScrip, Inc.*	1,070,547	3,821,853
Centene Corp.*	46,569	5,369,406
Cross Country Healthcare, Inc.*	659,093	4,831,152
Magellan Health, Inc.*	46,647	2,653,748
Molina Healthcare, Inc.*	36,379	4,227,967
Providence Service Corp.*	117,428	7,048,028
Tivity Health, Inc.*	97,458	2,417,933
		34,908,043
Health Care Technology 2.3%
athenahealth, Inc.*	18,931	2,497,567
HMS Holdings Corp.*	219,555	6,176,082
		8,673,649
Pharmaceuticals 2.2%
Assertio Therapeutics, Inc.*	325,619	1,175,484
Avadel Pharmaceuticals PLC (ADR)*	254,757	657,273
Mallinckrodt PLC*	125,586	1,984,259
Pacira Pharmaceuticals, Inc.*	33,888	1,457,862
Prestige Consumer Healthcare, Inc.*	86,678	2,676,617
		7,951,495
Industrials 16.5%
Aerospace & Defense 1.0%
Ducommun, Inc.*	99,242	3,604,469
Commercial Services & Supplies 3.1%
Advanced Disposal Services, Inc.*	223,781	5,357,317
Atento SA*	709,608	2,845,528
The Brink's Co.	47,687	3,082,965
		11,285,810
Electrical Equipment 2.3%
Allied Motion Technologies, Inc.	46,299	2,069,102
Thermon Group Holdings, Inc.*	315,855	6,405,540
		8,474,642
Machinery 4.2%
Chart Industries, Inc.*	103,020	6,699,391
Hillenbrand, Inc.	114,609	4,347,119
Hyster-Yale Materials Handling, Inc.	38,739	2,400,268
Kennametal, Inc.	63,324	2,107,423
		15,554,201
Marine 0.9%
Star Bulk Carriers Corp.* (a)	374,174	3,419,950
Professional Services 0.4%
Mistras Group, Inc.*	92,857	1,335,284
Trading Companies & Distributors 4.6%
H&E Equipment Services, Inc.	158,786	3,242,410
Rush Enterprises, Inc. "A"	272,053	9,380,388
Titan Machinery, Inc.*	334,436	4,397,833
		17,020,631
Information Technology 16.0%
Electronic Equipment, Instruments & Components 3.6%
Anixter International, Inc.*	57,429	3,118,969
Belden, Inc.	57,951	2,420,613
Benchmark Electronics, Inc.	294,228	6,231,749
Tech Data Corp.*	17,206	1,407,623
		13,178,954
IT Services 3.6%
Cardtronics PLC "A"*	151,100	3,928,600
EVERTEC, Inc.	152,278	4,370,379
ManTech International Corp. "A"	98,790	5,166,223
		13,465,202
Semiconductors & Semiconductor Equipment 2.5%
Cabot Microelectronics Corp.	23,608	2,251,023
Entegris, Inc.	154,769	4,317,281
Kulicke & Soffa Industries, Inc.	127,800	2,590,506
		9,158,810
Software 6.3%
Agilysys, Inc.*	292,359	4,192,428
Avaya Holdings Corp.*	117,350	1,708,616
Cision Ltd.*	318,177	3,722,671
j2 Global, Inc.	73,386	5,091,521
QAD, Inc. "A"	85,294	3,354,613
Verint Systems, Inc.*	120,405	5,094,335
		23,164,184
Materials 4.9%
Chemicals 0.6%
Trinseo SA	47,319	2,166,264
Metals & Mining 4.3%
Cleveland-Cliffs, Inc.* (a)	784,302	6,031,282
Coeur Mining, Inc.*	594,034	2,655,332
First Quantum Minerals Ltd.	398,694	3,224,130
SunCoke Energy, Inc.*	468,066	4,001,964
		15,912,708
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITs)
Community Healthcare Trust, Inc.	134,487	3,877,260
Farmland Partners, Inc. (a)	636,440	2,889,438
Retail Value, Inc.	30,163	771,871
SITE Centers Corp.	346,866	3,839,807
		11,378,376
Utilities 1.2%
Multi-Utilities
NorthWestern Corp.	71,846	4,270,526
Total Common Stocks (Cost $387,557,731)		353,562,437
Convertible Preferred Stock 0.1%
Health Care
Providence Service Corp., 5.5% (b) (Cost $121,200)	1,212	182,408
Securities Lending Collateral 5.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 2.29% (c) (d) (Cost $21,850,402)	21,850,402	21,850,402
Cash Equivalents 4.0%
DWS Central Cash Management Government Fund, 2.41% (c) (Cost $14,776,956)	14,776,956	14,776,956
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $424,306,289)	106.1	390,372,203
Other Assets and Liabilities, Net	(6.1)	(22,496,199)
Net Assets	100.0	367,876,004

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2018 are as follows:

Value ($) at 9/30/2018	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2018	Value ($) at 12/31/2018
Securities Lending Collateral 5.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 2.29% (c) (d)
24,230,481	—	2,380,079	(e)	—	—	245,063	—	21,850,402	21,850,402
Cash Equivalents 4.0%
DWS Central Cash Management Government Fund, 2.41% (c)
11,711,036	29,310,862	26,244,942		—	—	72,324	—	14,776,956	14,776,956
35,941,517	29,310,862	28,625,021		—	—	317,387	—	36,627,358	36,627,358

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2018 amounted to $20,668,521, which is 5.6% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended December 31, 2018.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$353,562,437	$—	$—	$353,562,437
Convertible Preferred Stock	—	—	182,408	182,408
Short-Term Investments (f)	36,627,358	—	—	36,627,358
Total	$390,189,795	$—	$182,408	$390,372,203

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	February 22, 2019